Long-Term Debt - Additional Information - Senior and Convertible Notes (Detail) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 31, 2018	Jan. 26, 2018 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 17, 2023 USD ($)	May 31, 2019 USD ($)
Debt Instrument [Line Items]
Carrying amount of long-term debt			$ 0	$ 21,184
Long-term Debt			0	21,184
Interest Expense			28,009	38,580	$ 68,412
Convertible Debt
Debt Instrument [Line Items]
Carrying amount of long-term debt			$ 0	$ 21,184
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed					81.10%
Convertible Debt | Per $1,000 principal amount
Debt Instrument [Line Items]
Conversion rate		85.4701
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Debt instrument, principal amount							$ 250,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate							9.25%
Debt Instrument, Redemption Price, Percentage				102.313%
Debt Instrument, Repurchase Amount				$ 249,000
Teekay Parent | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 125,000
Debt interest rate		5.00%
Premium on concurrent common stock offering price (as a percentage)	20.00%
Conversion price (in dollars per share) | $ / shares		$ 11.70
Debt Instrument, Repurchased Face Amount				91,000		$ 21,200
Debt Instrument, Repurchase Amount				92,800
Sale of stock (in dollars per share) | $ / shares		$ 9.75
Carrying amount of long-term debt				21,200
Teekay Parent | Convertible Debt | Level 2 | Fair Value Asset (Liability)
Debt Instrument [Line Items]
Long-term Debt				$ 21,200